Future Minimum Lease Payments for Non-Cancelable Leases (Detail) (Noncancelable Operating Lease Agreements, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	1,369,705
2013	1,395,507
2014	1,410,404
2015	1,418,820
2016	1,411,101
Thereafter	9,897,368
Total	16,902,905
Related Party
Operating Leased Assets [Line Items]
2012	2,800
2013	2,800
2014	2,800
2015	2,800
2016	2,800
Thereafter	767
Total	14,767
Non-Related Party
Operating Leased Assets [Line Items]
2012	1,366,905
2013	1,392,707
2014	1,407,604
2015	1,416,020
2016	1,408,301
Thereafter	9,896,601
Total	16,888,138